Nationwide Mutual Funds

Nationwide Amundi Global High Yield Fund	Nationwide HighMark California Intermediate Tax Free Bond Fund
Nationwide Amundi Strategic Income Fund	Nationwide HighMark Large Cap Core Equity Fund
Nationwide Bailard Cognitive Value Fund	Nationwide HighMark National Intermediate Tax Free Bond Fund
Nationwide Bailard Emerging Markets Equity Fund	Nationwide HighMark Short Term Bond Fund
Nationwide Bailard International Equities Fund	Nationwide HighMark Small Cap Core Fund
Nationwide Bailard Technology & Science Fund	Nationwide High Yield Bond Fund
Nationwide Bond Fund	Nationwide Inflation-Protected Securities Fund
Nationwide Bond Index Fund	Nationwide International Index Fund
Nationwide Core Plus Bond Fund	Nationwide Mid Cap Market Index Fund
Nationwide Diverse Managers Fund	Nationwide Money Market Fund
Nationwide Emerging Markets Debt Fund	Nationwide Portfolio Completion Fund
Nationwide Fund	Nationwide S&P 500 Index Fund
Nationwide Geneva Mid Cap Growth Fund	Nationwide Small Cap Index Fund
Nationwide Geneva Small Cap Growth Fund	Nationwide Small Company Growth Fund
Nationwide Global Equity Fund	Nationwide U.S. Small Cap Value Fund
Nationwide Government Bond Fund	Nationwide World Bond Fund
Nationwide Growth Fund	Nationwide Ziegler Equity Income Fund
Nationwide Herndon Mid Cap Value Fund	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Nationwide HighMark Bond Fund	Nationwide Ziegler Wisconsin Tax Exempt Fund

Supplement dated March 11, 2016
to the Statement of Additional Information dated March 1, 2016

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective April 1, 2016, the information under the “Limitation of Fund Expenses” section beginning on page 82 of the SAI is deleted in its entirety and replaced with the following:

In the interest of limiting the expenses of the Funds, NFA may from time to time waive some, or all, of its investment advisory fee or reimburse other fees for any of the Funds. In this regard, NFA has entered into an expense limitation agreement with the Trust on behalf of certain of the Funds (the “Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreement, NFA has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Class of each such Fund to the limits described below. The waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.

Until at least March 31, 2017, NFA has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, excluding any taxes, interest, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred by a Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business, for certain Funds of the Trust as follows:

▪	Nationwide Amundi Global High Yield Fund to 0.70% for Class A shares, Class C shares, Institutional Service Class shares and Institutional Class shares
▪	Nationwide Amundi Strategic Income Fund to 0.67% for Class A shares, Class C shares, Institutional Service Class shares and Institutional Class shares

▪	Nationwide Bailard Cognitive Value Fund to 1.07% for Class A shares, Class C shares, Class M Shares, Institutional Class shares and Institutional Service Class shares
▪	Nationwide Bailard Emerging Markets Equity Fund to 1.10% for Class A shares, Class C shares, Class M shares, Institutional Class shares, and Institutional Service Class shares
▪	Nationwide Bailard International Equities Fund to 1.10% for Class A shares, Class C shares, Class M shares, Institutional Class shares and Institutional Service Class shares
▪	Nationwide Bailard Technology & Science Fund to 1.05% for Class A shares, Class C shares, Class M shares, Institutional Class shares and Institutional Service Class shares
▪	Nationwide Bond Fund to 0.44% for Class A shares, Class C shares, Class R shares, Institutional Service Class shares and Institutional Class shares
▪	Nationwide Bond Index Fund to 0.29% for Class A shares, Class C shares, Class R shares, and Institutional Class shares
▪	Nationwide Core Plus Bond Fund to 0.70% for Class A shares, Institutional Service Class shares and Institutional Class shares
▪	Nationwide Diverse Managers Fund to 0.84% for Institutional Service Class shares
▪	Nationwide Emerging Markets Debt Fund to 0.90% for Class A shares, Class C shares, Institutional Service Class shares and Institutional Class shares
▪	Nationwide Geneva Mid Cap Growth Fund to 0.98% for Class A shares, Class C shares, Institutional Service Class shares and Institutional Class shares
▪	Nationwide Geneva Small Cap Growth Fund to 1.22% for Class A shares, Class C shares, Institutional Service Class shares and Institutional Class shares
▪	Nationwide Global Equity Fund to 0.95% for Class A shares, Class C shares, Institutional Service Class shares and Institutional Class shares
▪	Nationwide Government Bond Fund to 0.70% for Class A shares, Class C shares, Class R shares and Institutional Service Class shares
▪	Nationwide Growth Fund to 0.65% for Class A shares, Class C shares, Class R shares, Institutional Class shares and Institutional Service Class shares
▪	Nationwide Herndon Mid Cap Value Fund to 0.95% for Class A shares, Class C shares, Institutional Class shares and Institutional Service Class shares
▪	Nationwide HighMark Bond Fund to 0.65% for Class A shares, Class C shares, Institutional Service Class shares and Institutional Class shares
▪	Nationwide HighMark California Intermediate Tax Free Bond Fund to 0.49% for Class A shares, Class C shares, Institutional Service Class shares and Institutional Class shares
▪	Nationwide HighMark National Intermediate Tax Free Bond Fund to 0.47% for Class A shares, Class C shares, Institutional Service Class shares and Institutional Class shares
▪	Nationwide HighMark Short Term Bond Fund to 0.45% for Class A shares, Class C shares, Institutional Service Class shares and Institutional Class shares
▪	Nationwide HighMark Small Cap Core Fund to 1.22% for Class A shares, Class C shares, Institutional Service Class shares and Institutional Class shares
▪	Nationwide High Yield Bond Fund to 0.75% for Class A shares, Class C shares, Institutional Service Class shares and Institutional Class shares
▪	Nationwide Inflation-Protected Securities Fund to 0.30% for Class A shares and Institutional Class shares
▪	Nationwide International Index Fund to 0.34% for Class A shares, Class C shares, Class R shares, and Institutional Class shares
▪	Nationwide Mid Cap Market Index Fund to 0.30% for Class A shares, Class C shares, Class R shares, and Institutional Class shares
▪	Nationwide Money Market Fund to 0.59% for Prime shares, Service Class shares, and Institutional Class shares1
▪	Nationwide Portfolio Completion Fund to 0.40% for Class A shares, Class C shares, Institutional Service Class shares and Institutional Class shares
▪	Nationwide S&P 500 Index Fund to 0.21% for Class A shares, Class C shares, Class R shares, Institutional Service Class shares, Service Class shares, and Institutional Class shares
▪	Nationwide Small Cap Index Fund to 0.28% for Class A shares, Class C shares, Class R shares, and Institutional Class shares
▪	Nationwide Small Company Growth Fund to 0.94% for Class A shares, and Institutional Service Class shares
▪	Nationwide U.S. Small Cap Value Fund to 1.09% for Class A shares, Class C shares, Institutional Service Class shares, and Institutional Class shares

▪	Nationwide World Bond Fund to 0.65% for Class A shares, Class C shares, Institutional Service Class shares, and Institutional Class shares
▪	Nationwide Ziegler Equity Income Fund to 0.75% for Class A shares, Class C shares, Institutional Service Class shares and Institutional Class shares
▪	Nationwide Ziegler NYSE Arca Tech 100 Index Fund to 0.68% for Class A shares, Class C shares, Institutional Service Class shares and Institutional Class shares
▪	Nationwide Ziegler Wisconsin Tax Exempt Fund to 0.60% for Class A shares, Class C shares, Institutional Service Class shares and Institutional Class shares
1
In addition, with respect to the Service Class of the Nationwide Money Market Fund, effective until at least February 28, 2017, the Fund Operating Expenses including the Rule 12b-1 fees and fees paid pursuant to an Administrative Services Plan shall be limited to 0.75%.

Until at least February 28, 2017, NFA has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, excluding any taxes, interest, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, short sale dividend expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business, for the Nationwide HighMark Large Cap Core Equity Fund as follows:

▪	Nationwide HighMark Large Cap Core Equity Fund to 1.22% for Class A shares, 1.82% for Class C shares, 0.97% for Institutional Service Class shares, and 0.82% for Institutional Class shares

NFA may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits that were in the Expense Limitation Agreement at the time that NFA waived the fees or reimbursed the expenses. No reimbursement will be made to a Fund unless: (i) such Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

In addition to the foregoing, until at least February 28, 2017, NFA has agreed contractually to waive an additional amount of its advisory fee with respect to the Nationwide Fund equal to 0.045% annually. NFA shall not be entitled to reimbursement of amounts waived pursuant to this separate fee waiver agreement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE